UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 89.3%	Shares	Value
Advertising Agencies - 1.4%
Omnicom Group, Inc. (a)	111,000	$8,101,890

Aerospace & Defense - 1.2%
United Technologies Corporation	56,000	7,217,840

Air Delivery & Freight Services - 2.7%
FedEx Corpration	48,000	8,707,680
United Parcel Service, Inc. - Class B	64,000	7,151,360
		15,859,040
Airlines - 2.5%
Delta Air Lines, Inc. (a)	177,200	9,152,380
JetBlue Airways Corporation (a)(b)	341,000	5,578,760
		14,731,140
Auto Components - 1.7%
Aptiv PLC (c)	56,500	4,491,185
BorgWarner, Inc. (a)	147,000	5,646,270
		10,137,455
Auto Manufacturers - 1.0%
General Motors Company	156,000	5,787,600

Capital Markets - 1.2%
Goldman Sachs Group, Inc.	36,500	7,007,635

Chemicals - 2.3%
DowDuPont, Inc.	127,000	6,770,370
Eastman Chemical Company	92,500	7,018,900
		13,789,270
Commercial Banks - 6.7%
Bank of New York Mellon Corporation (a)	85,000	4,286,550
BB&T Corporation	75,000	3,489,750
Citizens Financial Group, Inc.	242,600	7,884,500
Fifth Third Bancorp	203,000	5,119,660
Prosperity Bancshares, Inc.	69,235	4,781,369
U.S. Bancorp	152,000	7,324,880
Wells Fargo & Company	142,900	6,904,928
		39,791,637
Commercial Services - 1.7%
Moody's Corporation (a)	41,000	7,424,690
S&P Global, Inc.	11,500	2,421,325
		9,846,015
Communications Equipment - 1.4%
Cisco Systems, Inc.	157,963	8,528,422

Computers - 3.4%
Apple, Inc.	23,500	4,463,825
International Business Machines Corporation (IBM) (a)	48,000	6,772,800
Western Digital Corporation (a)	190,000	9,131,400
		20,368,025
Consumer Finance - 3.1%
American Express Company	35,000	3,825,500
Equifax, Inc.	43,000	5,095,500
MasterCard, Inc. - Class A	19,500	4,591,275
Visa, Inc. - Class A (a)	31,000	4,841,890
		18,354,165
Containers & Packaging - 4.0%
Owens-Illinois, Inc. (a)	256,587	4,870,021
Packaging Corporation of America	71,000	7,055,980
Sealed Air Corporation (a)	85,593	3,942,414
WestRock Company	205,000	7,861,750
		23,730,165
Diversified Financial Services - 3.1%
Franklin Resources, Inc. (a)	92,000	3,048,880
Invesco Ltd. (c)	462,000	8,921,220
Legg Mason, Inc. (a)	230,753	6,315,710
		18,285,810
E-Commerce - 1.2%
eBay, Inc.	191,000	7,093,740

Electrical Equipment - 2.3%
Eaton Corporation PLC (c)	76,000	6,122,560
Generac Holdings, Inc. (b)	142,000	7,274,660
		13,397,220
Electronics - 1.9%
Keysight Technologies, Inc. (b)	43,400	3,784,480
Sensata Technologies Holding PLC (b)(c)	164,900	7,423,798
		11,208,278
Energy - 1.5%
Chevron Corporation	35,000	4,311,300
Exxon Mobil Corporation	53,500	4,322,800
		8,634,100
Food & Drug Retailers - 3.2%
Casey's General Stores, Inc.	11,550	1,487,293
CVS Health Corporation	177,000	9,545,610
Walgreens Boots Alliance, Inc.	126,000	7,972,020
		19,004,923
Food Products - 0.4%
JM Smucker Company	22,000	2,563,000

Health Care Equipment & Supplies - 5.6%
Baxter International, Inc. (a)	42,000	3,415,020
Becton, Dickinson and Company	30,300	7,566,819
Danaher Corporation	26,000	3,432,520
Hologic, Inc. (a)(b)	61,000	2,952,400
Medtronic PLC (c)	69,000	6,284,520
Zimmer Biomet Holdings, Inc.	74,350	9,494,495
		33,145,774
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	15,000	3,708,900
Universal Health Services, Inc. - Class B	25,900	3,464,643
		7,173,543
Hotels & Leisure - 0.8%
SeaWorld Entertainment, Inc. (a)(b)	183,850	4,735,976

Household Durables - 1.8%
Mohawk Industries, Inc. (b)	53,000	6,685,950
Snap-on, Inc. (a)	27,100	4,241,692
		10,927,642
Industrial Equipment Wholesale - 1.0%
WESCO International, Inc. (b)	114,000	6,043,140

Insurance - 4.2%
Aon PLC (c)	27,000	4,608,900
Marsh & McLennan Companies, Inc.	44,800	4,206,720
Prudential Financial, Inc.	65,000	5,972,200
Travelers Companies, Inc.	33,000	4,526,280
Willis Towers Watson PLC (c)	33,000	5,796,450
		25,110,550
Internet Software & Services - 0.9%
Alphabet, Inc. - Class C (b)	4,500	5,279,895

Machinery - 5.1%
AGCO Corporation	38,900	2,705,495
Caterpillar, Inc.	38,000	5,148,620
Cummins, Inc.	30,500	4,815,035
Gardner Denver Holdings, Inc. (b)	293,000	8,148,330
Parker-Hannifin Corporation	27,000	4,633,740
Regal Beloit Corporation	58,800	4,813,956
		30,265,176
Materials - 0.6%
Axalta Coating Systems Ltd. (b)(c)	153,000	3,857,130

Media - 5.9%
Comcast Corporation - Class A	162,000	6,476,760
Discovery, Inc. - Class C (b)	369,000	9,379,980
Walt Disney Company	88,500	9,826,155
Viacom Inc. - Class B	333,000	9,347,310
		35,030,205
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)(b)	31,000	3,256,240

Office Electronics - 0.5%
Zebra Technologies Corporation - Class A (b)	15,700	3,289,621

Pharmaceuticals - 0.5%
Thermo Fisher Scientific, Inc.	12,000	3,284,640

Restaurants - 2.3%
Cracker Barrel Old Country Store, Inc. (a)	21,000	3,393,810
Dunkin' Brands Group, Inc.	19,300	1,449,430
McDonald's Corporation	26,000	4,937,400
Starbucks Corporation (a)	49,000	3,642,660
		13,423,300
Semiconductors & Semiconductor Equipment - 4.7%
Intel Corporation	164,000	8,806,800
Kulicke and Soffa Industries, Inc.	289,200	6,394,212
Lam Research Corporation	32,500	5,817,825
Texas Instruments, Inc.	65,800	6,979,406
		27,998,243
Software - 1.8%
Microsoft Corporation (a)	38,000	4,481,720
Oracle Corporation	111,100	5,967,181
		10,448,901
Specialty Retail - 0.8%
Lowe's Companies, Inc.	45,000	4,926,150

Telecommunications - 0.8%
Corning, Inc.	137,000	4,534,700

Textiles, Apparel & Luxury Goods - 1.6%
Skechers U.S.A., Inc. - Class A (b)	91,912	3,089,162
Tapestry, Inc.	189,000	6,140,610
		9,229,772
Transportation Equipment - 0.8%
Greenbrier Companies, Inc.	141,000	4,544,430

TOTAL COMMON STOCKS (Cost $485,808,239)		529,942,398

SHORT-TERM INVESMENT - 10.5%
Money Market Deposit Account - 10.5%
U.S. Bank N.A., 2.38% (d)
Total Money Market Deposit Account	62,323,993	62,323,993

TOTAL SHORT-TERM INVESTMENT (Cost $62,323,993)		62,323,993

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.7%
Investment Companies - 9.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (d)
Total Investment Companies	57,776,393	57,776,393

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $57,776,393)		57,776,393

TOTAL INVESTMENTS - 109.5%
(Cost $605,908,625)		650,042,784
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.5)%		(56,402,834)
TOTAL NET ASSETS - 100.0%		$593,639,950

(a)	All or a portion of this security was out on loan at March 31, 2019. Total loaned seucrities had a value of $57,359,871 at March 31, 2019.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)	The rate quoted is the annualized seven-day yield of the Fund at period end.
PLC - Public Limited Company

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2019:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$529,942,398	$-	$-	$529,942,398
Short-Term Investment	-	62,323,993	-	-	62,323,993
Investment Purchased with the Cash Proceeds From Securities Lending*	57,776,393	-	-	-	57,776,393
Total Investments	$57,776,393	$592,266,391	$-	$-	$650,042,784

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorizsed in the fair value hierarchy.

Refer to the Schedule of Investments for further information on the classifications of investments.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Airlines - 1.4%
Spirit Airlines, Inc. (b)	21,100	$1,115,346

Auto Components - 4.8%
Miller Industries, Inc.	43,000	1,326,550
Spartan Motors, Inc.	285,600	2,521,848
		3,848,398
Auto Manufacturers - 2.7%
Blue Bird Corporation (b)	127,000	2,150,110

Commercial Banks - 9.0%
Citizens Financial Group, Inc.	82,900	2,694,250
Home BancShares, Inc.	85,000	1,493,450
Prosperity Bancshares, Inc. (a)	44,000	3,038,640
		7,226,340
Containers & Packaging - 6.2%
Owens-Illinois, Inc. (a)	131,250	2,491,125
WestRock Company	65,000	2,492,750
		4,983,875
Diversified Financial Services - 6.7%
Janus Henderson Group PLC (c)	90,000	2,248,200
Legg Mason, Inc.	113,750	3,113,338
		5,361,538
Electronics - 5.0%
Keysight Technologies, Inc. (b)	17,900	1,560,880
Sensata Technologies Holding PLC (a)(b)(c)	54,000	2,431,080
		3,991,960
Food & Drug Retailers - 1.0%
Casey's General Stores, Inc. (a)	6,150	791,935

Food Products - 2.6%
Hain Celestial Group, Inc. (a)(b)	92,000	2,127,040

Health Care Equipment & Supplies - 4.1%
Zimmer Biomet Holdings, Inc.	25,650	3,275,505

Hotels & Leisure - 3.3%
SeaWorld Entertainment, Inc. (a)(b)	103,650	2,670,024

Household Durables - 5.3%
Central Garden & Pet Company - Class A (b)	106,000	2,464,500
Lifetime Brands, Inc.	193,000	1,823,850
		4,288,350
Industrial Equipment Wholesale - 5.7%
Park-Ohio Holdings Corporation	47,700	1,544,526
WESCO International, Inc. (b)	58,000	3,074,580
		4,619,106
Machinery - 8.3%
AGCO Corporation	15,500	1,078,025
Federal Signal Corporation	45,000	1,169,550
Gardner Denver Holdings, Inc. (b)	69,000	1,918,890
Regal Beloit Corporation	30,700	2,513,409
		6,679,874
Materials - 2.1%
Axalta Coating Systems Ltd. (b)(c)	66,800	1,684,028

Media - 3.7%
Discovery, Inc. - Class C (b)	117,000	2,974,140

Office Electronics - 1.4%
Zebra Technologies Corporation - Class A (b)	5,300	1,110,509

Pharmaceuticals - 4.2%
Prestige Consumer Healthcare, Inc. (a)(b)	113,000	3,379,830

Restaurants - 6.3%
Cracker Barrel Old Country Store, Inc. (a)	5,900	953,499
Denny's Corporation (a)(b)	72,000	1,321,200
Dine Brands Global, Inc. (a)	26,000	2,373,540
Dunkin' Brands Group, Inc.	6,100	458,110
		5,106,349
Semiconductors & Semiconductor Equipment - 3.6%
Kulicke and Soffa Industries, Inc.	131,700	2,911,887

Specialty Retail - 1.9%
Big Lots, Inc. (a)	40,000	1,520,800

Textiles, Apparel & Luxury Goods - 1.1%
Skechers U.S.A., Inc. - Class A (b)	25,626	861,290

Transportation Equipment - 4.4%
Greenbrier Companies, Inc.	44,000	1,418,120
Wabash National Corporation	157,000	2,127,350
		3,545,470

TOTAL COMMON STOCKS (Cost $76,064,549)		76,223,704

SHORT-TERM INVESMENT - 5.7%
Money Market Deposit Account - 5.7%
U.S. Bank, N.A., 2.38% (d)
Total Money Market Deposit Account	4,595,314	4,595,314

TOTAL SHORT-TERM INVESMENT (Cost $4,595,314)		4,595,314

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 16.0%
Investment Companies - 16.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.63% (d)	12,820,332	12,820,332
Total Investment Companies

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $12,820,332)		12,820,332

TOTAL INVESTMENTS - 116.5%
(Cost $93,480,195)		93,639,350
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5)%		(13,257,263)
TOTAL NET ASSETS - 100.0%		$80,382,087

(a)	All or a portion of this security was out on loan at March 31, 2019. Total loaned securities had a value of $12,633,867 at March 31, 2019.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
PLC - Public Limited Company

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2019:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$76,223,704	$-	$-	$76,223,704
Short-Term Investments	-	4,595,314	-	-	4,595,314
Investment Purchased with the Cash Proceeds from Securities Lending*	12,820,332	-	-	-	12,820,332
Total Investments	$12,820,332	$80,819,018	$-	$-	$93,639,350

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practival expedient have not been categorized in the fiar value hierarchy.

Refer to the Schedule of Investments for further information on the classifications of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   May 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   May 9, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                         Ryan L. Roell, Treasurer

Date   May 9, 2019